Retirement and Benefit Plans Level 4 Fair Value Measurements of Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	$ 312,224		$ 282,195		$ 281,972
Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	107,902	[1]	97,533	[1]
Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	17,757	[2]	17,302	[2]
International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	66,075	[3]	56,578	[3]
Fixed-income securities (e) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	91,836	[4]	83,899	[4]
Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	13,424	[5]	13,066	[5]
Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	14,310	[6]	13,000	[6]
Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	311,304		281,378
Receivables and accrued expenses, net [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	920		817
Level 1 | Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Level 1 | Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Level 1 | International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[3]	0	[3]
Level 1 | Fixed-income securities (e) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[4]	0	[4]
Level 1 | Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Level 1 | Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[6]	0	[6]
Level 1 | Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0		0
Level 2 (a) | Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	107,902	[1],[7]	97,533	[1],[7]
Level 2 (a) | Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	17,757	[2],[7]	17,302	[2],[7]
Level 2 (a) | International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	66,075	[3],[7]	56,578	[3],[7]
Level 2 (a) | Fixed-income securities (e) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	91,836	[4],[7]	83,899	[4],[7]
Level 2 (a) | Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	13,424	[5],[7]	13,066	[5],[7]
Level 2 (a) | Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[6],[7]	0	[6],[7]
Level 2 (a) | Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	296,994	[7]	268,378	[7]
Level 3 | Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Level 3 | Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Level 3 | International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[3]	0	[3]
Level 3 | Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Level 3 | Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	14,310	[6]	13,000	[6]	0
Level 3 | Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	$ 14,310		$ 13,000

[1]	Invested in the Russell Equity?I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.
[2]	Invested in the Russell Equity?II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.
[3]	Invested in the Russell International Fund with Active Currency at December?31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December?31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.
[4]	Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.
[5]	The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.
[6]	Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.
[7]	Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.